iShares®

iShares Trust

Supplement dated May 21, 2015

to the Prospectuses and

Statement of Additional Information dated March 1, 2015

for iShares iBonds Dec 2016 Corporate ETF and iShares iBonds Dec 2018 Corporate ETF

and to the Prospectuses and

Statements of Additional Information dated February 18, 2015 for iShares iBonds Dec 2017 Corporate ETF, iShares iBonds Dec 2019 Corporate ETF,

iShares iBonds Dec 2021 Corporate ETF, iShares iBonds Dec 2022 Corporate ETF,

iShares iBonds Dec 2023 Corporate ETF, iShares iBonds Dec 2024 Corporate ETF and

iShares iBonds Dec 2025 Corporate ETF

and to the Prospectus and

Statement of Additional Information dated December 1, 2014

for iShares iBonds Dec 2020 Corporate ETF

and to the Prospectuses dated July 31, 2014 and

Statement of Additional Information dated July 31, 2014 (as revised February 5, 2015)

for iShares iBonds Sep 2016 AMT-Free Muni Bond ETF and

iShares iBonds Sep 2017 AMT-Free Muni Bond ETF (together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectuses and Statements of Additional Information for the Funds.

The Board of Trustees of iShares Trust has authorized a 4 for 1 split of the shares of the iShares iBonds Dec 2016 Corporate ETF, iShares iBonds Dec 2017 Corporate ETF, iShares iBonds Dec 2018 Corporate ETF, iShares iBonds Dec 2019 Corporate ETF, iShares iBonds Dec 2020 Corporate ETF, iShares iBonds Dec 2021 Corporate ETF, iShares iBonds Dec 2022 Corporate ETF, iShares iBonds Dec 2023 Corporate ETF, iShares iBonds Dec 2024 Corporate ETF and iShares iBonds Dec 2025 Corporate ETF and a 2 for 1 split of the shares of the iShares iBonds Sep 2016 AMT-Free Muni Bond ETF and iShares iBonds Sep 2017 AMT-Free Muni Bond ETF for shareholders of record as of the close of business on May 18, 2015, effective after the close of trading on May 20, 2015. Shares of the Funds will begin trading on a split-adjusted basis on May 21, 2015, and holders of record on May 18, 2015 will be deemed to hold the split-adjusted number of shares for each share previously held as of such date.

Also, effective beginning May 21, 2015, the number of shares in a Creation Unit of each Fund is as set forth in the table below. Orders for creation and redemptions received on and after that date must be in the Creation Unit size listed below in order to be accepted. The approximate value of a Creation Unit in each Fund as of May 20, 2015 is also set forth below.

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of May 20, 2015
iShares iBonds Dec 2016 Corporate ETF	50,000	$1,251,036
iShares iBonds Dec 2017 Corporate ETF	50,000	1,241,710
iShares iBonds Dec 2018 Corporate ETF	50,000	1,256,751
iShares iBonds Dec 2019 Corporate ETF	50,000	1,240,998
iShares iBonds Dec 2020 Corporate ETF	50,000	1,264,306
iShares iBonds Dec 2021 Corporate ETF	50,000	1,239,064
iShares iBonds Dec 2022 Corporate ETF	50,000	1,231,394
iShares iBonds Dec 2023 Corporate ETF	50,000	1,226,640
iShares iBonds Dec 2024 Corporate ETF	50,000	1,221,759
iShares iBonds Dec 2025 Corporate ETF	50,000	1,219,506
iShares iBonds Sep 2016 AMT-Free Muni Bond ETF	100,000	2,661,979
iShares iBonds Sep 2017 AMT-Free Muni Bond ETF	100,000	2,739,448

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-SPLT-0515

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